SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
18.	SHARE-BASED COMPENSATION
2006 Share Incentive Plan
Melco adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”), as amended, for grants of share options and nonvested shares of Melco’s ordinary shares to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award was 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2006 Share Incentive Plan was 100,000,000 over 10 years. On December 7, 2011, Melco adopted a new share incentive plan (“2011 Share Incentive Plan”) as described below and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan.
Share Options
A summary of the share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2021	1,884,291	$1.75
Exercised	(1,867,743)	1.75
Expired	(16,548)	1.75

Outstanding as of December 31, 2021	—	$—	—	$—

Fully vested and exercisable as of December 31, 2021	—	$—	—	$—

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2021	2020	2019
Proceeds from the exercise of share options	$2,756	$397	$44

Intrinsic value of share options exercised	$7,370	$747	$920

As of December 31, 2021, there were no unrecognized compensation costs related to share options under the 2006 Share Incentive Plan.
2011 Share Incentive Plan
Melco adopted the 2011 Share Incentive Plan, effective on December 7, 2011, which had been subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase Melco’s ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award was 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2011 Share Incentive Plan was 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. The 2011 Share Incentive Plan would have expired ten years after December 7, 2011.
Melco adopted a new share incentive plan in 2021 (“2021 Share Incentive Plan”) as described below, effective on December 6, 2021 (also the termination date of the 2011 Share Incentive Plan). Upon the termination of the 2011 Share Incentive Plan, no further awards may be granted under the 2011 Share Incentive Plan but the provisions of such plan shall remain in full force and effect in all other respects for any awards granted prior to the date of the termination of such plan.
Share Options
During the years ended December 31, 2021, 2020 and 2019, the exercise prices for share options granted under the 2011 Share Incentive Plan were determined at the market closing prices of Melco’s ADS trading on the Nasdaq Global Select Market on the dates of grant. These share options became exercisable over vesting periods of two to three years. The share options granted expire 10 years from the date of grant.
The Company uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of Melco’s ADS trading on the Nasdaq Global Select Market. Expected term is based upon the vesting term or the historical expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.
The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2021	2020	2019
Expected dividend yield	2.5%	3.10%	2.75%
Expected stock price volatility	45.46%	43.50%	41.81%
Risk-free interest rate	1.00%	0.43%	2.34%
Expected term (years)	5.6	5.6	5.6
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2021	28,846,227	$5.93
Granted	4,606,884	6.84
Exercised	(787,074)	5.52
Forfeited or expired	(1,969,931)	5.99

Outstanding as of December 31, 2021	30,696,106	$6.07	6.70	$—

Fully vested and expected to vest as of December 31, 2021	30,696,106	$6.07	6.70	$—

Exercisable as of December 31, 2021	15,886,549	$6.77	5.08	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2021	2020	2019
Weighted average grant date fair value	$2.28	$1.21	$2.59

Proceeds from the exercise of share options	$4,345	$664	$2,798

Intrinsic value of share options exercised	$1,655	$129	$1,201

As of December 31, 2021, there were $12,295 unrecognized compensation costs related to share options under the 2011 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.79 years.
Restricted Shares
Certain restricted shares were approved by Melco to be granted under the 2011 Share Incentive Plan to the eligible management personnel of the Company in lieu of the 2020 bonus for their services performed during 2020. A total of
1,899,897 restricted shares were granted and vested immediately on March 31, 2021 (the “2020 Bonus Shares”) with the grant date fair value of $19.91 per ADS or $6.6367 per share, which was the closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the date of grant. Share-based compensation expenses of $13,799, of which $921 were capitalized, were recognized for such grant during the year ended December 31, 2020 based on the estimated bonus amount.
On July 7, 2021, a total of 52,056 restricted shares were granted to employees of an affiliated company, a subsidiary of Melco International, for their services rendered to Melco International, with vesting periods of three months to twelve months. The grant date fair value for these restricted shares, which was determined with reference to the market closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the date of grant, were recognized as deemed distribution to Melco International in respect of share-based compensation against retained earnings over the vesting period. Deemed distribution to Melco International in respect of these restricted shares of $136 was recognized during the year ended December 31, 2021.
Other than the restricted shares granted under the 2020 Bonus Shares as described above, the grant date fair values for restricted shares granted under the 2011 Share Incentive Plan during the years ended December 31, 2021, 2020 and 2019, with vesting periods of generally three months to three years, were determined with reference to the market closing prices of Melco’s ADS trading on the Nasdaq Global Select Market on the dates of grant.

A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	13,356,630	$5.46
Granted	12,098,709	6.07
Vested	(6,297,699)	6.91
Forfeited	(626,256)	5.66

Unvested as of December 31, 2021	18,531,384	$5.35

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2021	2020	2019
Weighted average grant date fair value	$6.07	$4.17	$8.14

Grant date fair value of restricted shares vested	$43,533	$20,317	$8,825

As of December 31, 2021, there were $53,669 unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.36 years.
2021 Share Incentive Plan
Melco adopted the 2021 Share Incentive Plan, effective on December 6, 2021, for grants of various share-based awards, including but not limited to, options to purchase Melco’s ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award is
10
years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2021 Share Incentive Plan may be increased from time to time, provided that the maximum aggregate number of Melco’s ordinary shares which may be issued upon exercise of options granted under the 2021 Share Incentive Plan shall not be more than
10%
of the total number of the issued share capital of Melco on the date the new plan limit is approved by the shareholders of Melco International in accordance with the applicable listing rules in Hong Kong. As of December 31, 2021, there were
145,654,794
ordinary shares available for grants of various share-based awards under the 2021 Share Incentive Plan.
During the year ended December 31, 2021, neither share options nor restricted shares were granted under the 2021 Share Incentive Plan.
Certain restricted shares were approved by Melco be granted under the 2021 Share Incentive Plan to the eligible management personnel of the Company and its affiliated company in lieu of the 2021 bonus for their services performed during 2021 (the “2021 Bonus Shares”). The 2021 Bonus Shares are expected to be
2021 Share Incentive Plan
 - continued

granted in April 2022 and vest immediately on its grant date. Based on the estimated bonus amount, share-based
compensation expenses of $10,929, of which $729 were capitalized, were recognized for such grant during the year ended December 31, 2021 for the management personnel rendered services to the Company and deemed distribution to Melco International in respect of the restricted shares granted to employees of an affiliated company of $272 was recognized during the year ended December 31, 2021.
MRP Share Incentive Plan
MRP adopted a share incentive plan (the “MRP Share Incentive Plan”), effective on June 24, 2013, which has been subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase MRP common shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of MRP and its subsidiaries, and the Company and its affiliates. The maximum term of an award is

10
years from the date of grant. The maximum aggregate number of common shares to be available for all awards under the MRP Share Incentive Plan is
442,630,330
shares and with up to
5
%
of the issued capital stock of MRP from time to time over 10 years. On April 24, 2019 and June 24, 2019, the board and the shareholders of MRP approved an amendment to the Amended Articles of Incorporation of MRP, respectively, whereby, without changing the total amount of the authorized capital stock, the par value per MRP common share was increased from
 PHP
1
(equivalent to $
0.02)
per share to PHP
500,000
(equivalent to $
9,857)
per share, thereby decreasing the total number of MRP common shares on a pro-rata
basis (“Reverse Stock Split”). The Reverse Stock Split was approved by the Philippine Securities and Exchange Commission (the “Philippine SEC”) on May 12, 2020. As of December 31, 2021, there were
305

MRP common shares available for grants of various share-based awards under the MRP Share Incentive Plan. All share and per share data of MRP common shares relating to the transactions carried out before May 12, 2020 as disclosed in the accompanying consolidated financial statements, represent the number of shares or value per share of MRP common shares before the Reverse Stock Split.
On May 22, 2019, MRP offered to all eligible participants of the MRP Share Incentive Plan the option to retire all outstanding equity awards, including the unvested share options, vested but unexercised share options and unvested restricted shares (collectively, the “MRP Outstanding Awards”) by the payment of cash to the eligible participants (the “MRP SIP Retirement Arrangements”) in light of the delisting of the MRP. The acquiescence of such MRP SIP Retirement Arrangements was obtained from the Philippine SEC on May 17, 2019. As a result of all eligible participants electing to participate in the MRP SIP Retirement Arrangements, all the MRP Outstanding Awards, including a total of
15,971,173 outstanding share options (including both unvested and vested but unexercised share options) and 29,068,424 outstanding restricted shares under the MRP Share Incentive Plan, were irrevocably cancelled and extinguished pursuant to the MRP SIP Retirement Arrangements on May 31, 2019 (the “MRP SIP Modification”).
Under the MRP SIP Retirement Arrangements, MRP will pay the eligible participants a fixed amount in cash (“MRP Settlement Amount”) according to the original vesting schedules of the outstanding share options and restricted shares, subject to other terms and conditions. The MRP Settlement Amount of the outstanding restricted shares is PHP7.25 (equivalent to $0.14)
per share, based on the offer price of a voluntary tender offer in 2018 and the MRP Settlement Amount of the outstanding share options which was determined using the Black-Scholes valuation model. The weighted average fair value of the share options at the modification date was
 PHP4.23 (equivalent to $0.08) per option.

MRP Share Incentive Plan
 - continued

MRP uses the Black-Scholes valuation model to determine the estimated fair value for each outstanding share option under the MRP SIP Retirement Arrangements at the modification date, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid. Expected volatility is based on the historical volatility of MRP common shares trading on the Philippine Stock Exchange, Inc. and the historical volatility of a peer group of publicly traded companies. Expected terms are based upon the expected exercise behavior of the outstanding options. The risk-free interest rate used for each period presented is based on the Philippine government bond yield for the period equal to the expected term.
The fair values of the outstanding share options under the MRP SIP Retirement Arrangements at modification date were estimated using the following weighted average assumptions:

Expected dividend yield	—
Expected stock price volatility	45.00%
Risk-free interest rate	5.81%
Expected term (years)	5.7
As a result of the MRP SIP Modification, on May 31, 2019, the Company recognized a liability of $4,064 with a corresponding reduction in additional paid-in
capital of $4,619 and
non-controlling
interests of $84. All the MRP Outstanding Awards were modified from equity-settled to cash-settled, with other terms unchanged. Since the fair values of the modified awards and the original awards were the same on the modification date, no incremental share-based compensation expenses resulted. At each balance sheet date until the liability is settled, the liability is accrued for the MRP Outstanding Awards as they become vested at the MRP Settlement Amount, with a corresponding share-based compensation expense recognized in the accompanying consolidated statements of operations.
As at December 31, 2021 and 2020, the accrued liability associated with the cash-settled share options and restricted shares was nil and $333, respectively. No fair value gain or loss on remeasurement of the liability associated with the cash-settled share options and restricted shares was recognized for the years ended December 31, 2021, 2020 and 2019.
Share Options
There were no share options granted under the MRP Share Incentive Plan during the years ended December 31, 2021, 2020 and 2019.
A summary of the share options activity under the MRP Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of share Options	Weighted Average Remaining Contractual Term
Cash-settled
Outstanding as of January 1, 2021	1,025,657
Vested	(1,025,657)

Outstanding as of December 31, 2021	—	—

There were no share options exercised under
the
MRP Share Incentive Plan for the years ended December 31, 2021, 2020 and 2019.
During the years ended December 31, 2021, 2020 and 2019, MRP paid $87, $495 and $760 to settle the vested share options that are classified as cash-settled awards under the MRP Share Inventive Plan, respectively.
As of December 31, 2021, there were no unrecognized compensation costs related to share options under the MRP Share Incentive Plan.

Restricted Shares
There were no restricted shares granted under the MRP Share Incentive Plan during the years ended December 31, 2021 2020, and 2019.
A summary of the restricted shares activity under the MRP Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Cash-settled
Unvested as of January 1, 2021	2,313,502	$0.15
Vested	(2,313,502)	0.15

Unvested as of December 31, 2021	—	$—

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2021	2020	2019
Grant date fair value of restricted shares vested	$351	$1,030	$2,026

During the years ended December 31, 2021, 2020 and 2019, MRP paid $346, $871 and $2,948 to settle the vested restricted shares that are classified as cash-settled awards under the MRP Share Incentive Plan, respectively.
As of December 31, 2021, there were no unrecognized compensation costs related to restricted shares under the MRP Share Incentive Plan.
Melco International Share Incentive Plan
On September 6, 2019, certain share-based awards under Melco International’s share option scheme adopted on May 30, 2012 and share purchase scheme adopted on October 18, 2007 (the “Melco International Share Incentive Plan”) were granted by Melco International to an employee of the Company.
In accordance with the applicable accounting standards, the share-based compensation expenses related to the grant of share-based awards under the Melco International Share Incentive Plan to an employee of the Company, to the extent of services received by the Company, are recognized in the accompanying consolidated statements of operations with a corresponding increase in additional paid-in
capital, representing capital contribution from Melco International.
Share Options
During the year ended December 31, 2019, the exercise price for share options granted under the Melco International Share Incentive Plan was determined at the higher of the closing price of Melco International’s ordinary shares trading on the Main Board of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) on the date of grant and the average closing prices of Melco International’s ordinary shares trading on the Hong Kong Stock Exchange for the five business days immediately preceding the date of grant. These share options became exercisable over a vesting period of
2.8
years. The share options granted expire
10
years from the date of grant.
Melco International uses the
Black
-Scholes valuation model to determine the estimated fair value for each share option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of Melco International’s ordinary shares trading on the Hong Kong Stock Exchange. Expected term is based upon the vesting term and the expected term adopted by other publicly traded companies. The risk-free interest rate used for each period presented is based on the Hong Kong Government Bond rate at the time of grant for the period equal to the expected term.
The fair value of share options granted under the Melco International Share Incentive Plan was estimated on the date of grant using the following weighted average assumptions:

Year Ended December 31, 2019
Expected dividend yield	0.40%
Expected stock price volatility	43.33%
Risk-free interest rate	1.17%
Expected term (years)	4.9
A summary of the share options activity under the Melco International Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2021	14,200,000	$2.45

Outstanding as of December 31, 2021	14,200,000	$2.43	7.69	$—

Fully vested and expected to vest as of December 31, 2021	14,200,000	$2.43	7.69	$—

Exercisable as of December 31, 2021	9,467,000	$2.43	7.69	$—

There were no
share options exercised under the Melco International Share Incentive Plan during the years ended December 31, 2021, 2020 and 2019. There were no share options granted under the Melco International Share Incentive Plan during the years ended December 31, 2021 and 2020. During the year ended December 31, 2019, the weighted average grant date fair value for share options under the Melco International Share Incentive Plan was
 $0.90.
As of December 31, 2021, there were $1,806 unrecognized compensation costs related to share options under the Melco International Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 0.50 year.

Restricted Shares
During the year ended December 31, 2019, the grant date fair value for restricted shares granted under the Melco International Share Incentive Plan, with a vesting period of 2.8 years, was determined with reference to the closing price of Melco International’s ordinary shares trading on the Hong Kong Stock Exchange on the date of grant.
Under the existing arrangements of the Melco International Share Incentive Plan, a grantee shall satisfy any tax or other liabilities to which he or she may become subject to as a result of his or her participation in the Melco International Share Incentive Plan by his or her own cash.
During the year ended December 31, 2020, to enhance administration flexibility of the board of Melco International in the implementation of the Melco International Share Incentive Plan, Melco International revised the rules of the Melco International Share Incentive Plan so as to give authority to Melco International to deduct or withhold a portion of the awards granted to the grantee pursuant to the Melco International Share Incentive Plan (the “Awards”) if Melco International is statutorily required to deduct or withhold an amount to satisfy the tax obligation of any grantee arising from the grant of the Awards (the “Grantee Tax Obligation”), or if a grantee otherwise elects to satisfy his/her Grantee Tax Obligation (which is not statutorily required to be deducted or withheld) and/or exercise cost (in case a grantee exercises his/ her share options granted under the Melco International Share Incentive Plan) by way of deduction or withholding of the relevant portion of his/her Awards (the “Net Settlement Arrangement”). The Net Settlement Arrangement was approved by the board of Melco International on March 31, 2020 and further approved by the shareholders of Melco International for amendments to the Melco International Share Incentive Plan on June 5, 2020.
On June 30, 2020, an employee of the Company, who was granted certain share-based awards under the
Melco International Share Incentive Plan on September 6, 2019, elected the Net Settlement Arrangement on certain awards and approximately 2,569,000 restricted shares were modified from equity-settled to cash-settled with all other terms unchanged.
A summary of the restricted shares activity under the Melco International Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	3,252,000	$2.45
Vested	(1,626,000)	2.43

Unvested as of December 31, 2021	1,626,000	$2.43

During the years ended December 31, 2021 and 2020, the grant date fair value of restricted shares vested under the Melco International Share Incentive Plan were $3,953 and $3,979, respectively. There were no restricted shares vested under the Melco International Share Incentive Plan during the year ended December 31, 2019.

The weighted average grant date fair value for restricted shares under the Melco International Share Incentive Plan was $2.43 during the year ended December 31, 2019 and there were no restricted shares granted under the Melco International Share Incentive Plan during the years ended December 31, 2021 and 2020.
As of December 31, 2021, there were $
1,671
 unrecognized
compensation
costs related to restricted shares under the Melco International Share Incentive Plan and the costs are expected to be recognized over a weighted average period of
0.50
 year.
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2021	2020	2019
Share-based compensation expenses:
2011 Share Incentive Plan	$53,466	$49,579	$28,466
2021 Share Incentive Plan	10,929	—	—
MRP Share Incentive Plan	108	671	1,113
Melco International Share Incentive Plan	6,641	7,021	2,218

Total share-based compensation expenses	71,144	57,271	31,797
Less: Share-based compensation expenses capitalized in property and equipment	(3,187)	(2,879)	—

Share-based compensation expenses recognized in general and administrative expenses	$67,957	$54,392	$31,797